Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt and Other Financing Arrangements

	(In thousands) December 31,
	2012	2011

Industrial revenue bonds:
0.30% to 1.5%, variable,
due from 2014 to 2040	$1,030,200	$1,030,200
Notes, 4.875%, due 2012	-	350,000
Notes, 5.0%, due 2012	-	300,000
Notes, 5.0%, due 2013	250,000	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 6.40%, due 2037	650,000	650,000

	3,630,200	4,280,200
Less current maturities	(250,000)	(650,000)

	$3,380,200	$3,630,200